SCHEDULE OF INVESTMENTS

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.5%
AT&T, Inc.	212	$6,100

Total Communication Services - 1.5%		6,100
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.6%
V.F. Corp.	79	6,736

Distributors – 1.5%
Genuine Parts Co.	60	6,000

General Merchandise Stores – 1.6%
Target Corp.	37	6,501

Home Furnishings – 1.4%
Leggett & Platt, Inc.	133	5,882

Home Improvement Retail – 1.3%
Lowe’s Co., Inc.	34	5,502

Restaurants – 1.4%
McDonalds Corp.	26	5,537

Total Consumer Discretionary - 8.8%		36,158
Consumer Staples

Agricultural Products – 1.4%
Archer Daniels Midland Co.	114	5,735

Distillers & Vintners – 1.5%
Brown-Forman Corp., Class B	79	6,300

Drug Retail – 1.5%
Walgreen Co.	155	6,186

Food Distributors – 3.0%
McCormick & Co., Inc.	60	5,743
Sysco Corp.	91	6,763
		12,506

Household Products – 5.8%
Clorox Co. (The)	28	5,643
Colgate-Palmolive Co.	74	6,360
Kimberly-Clark Corp.	43	5,813
Procter & Gamble Co. (The)	41	5,767
		23,583
Hypermarkets & Super Centers – 1.4%
Wal-Mart Stores, Inc.	41	5,914

Packaged Foods & Meats – 1.4%
Hormel Foods Corp.	119	5,544

Soft Drinks – 3.1%
Coca-Cola Co. (The)	117	6,405
PepsiCo, Inc.	42	6,271
		12,676

Total Consumer Staples - 19.1%		78,444
Energy

Integrated Oil & Gas – 1.7%
Chevron Corp.	81	6,867

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	173	7,120

Total Energy - 3.4%		13,987
Financials

Asset Management & Custody Banks – 3.0%
Franklin Resources, Inc.	254	6,351
T. Rowe Price Group, Inc.	40	6,032
		12,383
Financial Exchanges & Data – 1.4%
S&P Global, Inc.	17	5,749

Life & Health Insurance – 1.7%
Aflac, Inc.	156	6,933

Property & Casualty Insurance – 3.4%
Chubb Ltd.	46	7,041
Cincinnati Financial Corp.	76	6,661
		13,702

Regional Banks – 1.6%
People’s United Financial, Inc.	516	6,670

Total Financials - 11.1%		45,437
Health Care

Health Care Distributors – 1.6%
Cardinal Health, Inc.	120	6,406

Health Care Equipment – 3.0%
Becton Dickinson & Co.	25	6,145
Medtronic plc	53	6,204
		12,349

Health Care Supplies – 1.4%
Abbott Laboratories	55	5,994

Pharmaceuticals – 3.4%
AbbVie, Inc.	70	7,497
Johnson & Johnson	41	6,394
		13,891

Total Health Care - 9.4%		38,640
Industrials

Aerospace & Defense – 3.2%
General Dynamics Corp.	42	6,242
Raytheon Technologies Corp.	94	6,744
		12,986

Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	62	5,896

Building Products – 3.0%
A. O. Smith Corp.	107	5,889
Carrier Global Corp.	169	6,373
		12,262
Construction Machinery & Heavy Trucks – 1.6%
Caterpillar, Inc.	35	6,371

Diversified Support Services – 1.5%
Cintas Corp.	17	6,170

Electrical Components & Equipment – 1.7%
Emerson Electric Co.	84	6,773

Industrial Conglomerates – 2.9%

3M Co.	35	6,074
Roper Industries, Inc.	14	5,935
		12,009

Industrial Machinery – 7.4%
Dover Corp.	51	6,407
Illinois Tool Works, Inc.	29	5,820
Otis Worldwide Corp.	93	6,283
Pentair, Inc.	114	6,028
Stanley Black & Decker, Inc.	33	5,919
		30,457
Trading Companies & Distributors – 1.6%
W.W. Grainger, Inc.	16	6,675

Total Industrials - 24.3%		99,599
Information Technology

Data Processing & Outsourced Services – 1.7%
Automatic Data Processing, Inc.	40	6,969

Total Information Technology - 1.7%		6,969
Materials

Industrial Gases – 3.0%
Air Products and Chemicals, Inc.	20	5,484
Linde plc	25	6,638
		12,122
Paper Packaging – 1.6%
Amcor plc	538	6,331

Specialty Chemicals – 6.8%
Albemarle Corp.	61	9,023
Ecolab, Inc.	29	6,233
PPG Industries, Inc.	44	6,338
Sherwin-Williams Co. (The)	9	6,348
		27,942

Steel – 1.5%
Nucor Corp.	118	6,254

Total Materials - 12.9%		52,649
Real Estate

Residential REITs – 1.7%
Essex Property Trust, Inc.	29	6,894

Retail REITs – 3.1%
Federal Realty Investment Trust	77	6,547
Realty Income Corp.	97	6,039
		12,586

Total Real Estate - 4.8%		19,480
Utilities

Gas Utilities – 1.4%
Atmos Energy Corp.	60	5,765

Multi-Utilities – 1.3%
Consolidated Edison, Inc.	72	5,226

Total Utilities - 2.7%		10,991

TOTAL COMMON STOCKS – 99.7%		$408,454
(Cost: $317,074)

SHORT-TERM SECURITIES
Money Market Funds(A) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	498	498

TOTAL SHORT-TERM SECURITIES – 0.1%		$498
(Cost: $498)

TOTAL INVESTMENT SECURITIES – 99.8%		$408,952
(Cost: $317,572)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		916

NET ASSETS – 100.0%		$409,868

Notes to Schedule of Investments

(A)Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$408,454	$—	$—
Short-Term Securities	498	—	—
Total	$408,952	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$317,572

Gross unrealized appreciation	104,050

Gross unrealized depreciation	(12,670)

Net unrealized appreciation	$91,380